Annual Total Returns[BarChart] - Invesco SP SmallCap Health Care ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	13.40%	13.11%	55.58%	11.03%	20.29%	1.96%	34.43%	9.69%	19.91%	31.15%